Note 15 - Financial Instruments - Summary of Derivative Fair Values (Details) $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Measurement Input, Price Volatility [Member]
Warrants, volatility	1.32	1.1
The 2014 Warrants [Member] | Non-Current Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Warrants, fair value		$ 1,915
The 2014 Warrants [Member] | Non-Current Liabilities [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member]
Warrants, volatility		1.1
Class B Warrants [Member] | Non-Current Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Warrants, fair value	$ 609
Class B Warrants [Member] | Non-Current Liabilities [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member]
Warrants, volatility	1.32